Restricted short-term deposits (Narrative) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Millions, $ in Millions	USD ($)	CNY (¥)	HKD ($)
Restricted Cash And Investments [Line Items]
Restricted Of Short Term Deposit		¥ 653,034
Loans Payable
Restricted Cash And Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40		$ 320